Davis FUNDS

Davis New York Venture Fund

April 30, 2019

Over 50 Years of Reliable Investing™

DAVIS NEW YORK VENTURE FUND	Schedule of Investments
April 30, 2019 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (96.01%)
COMMUNICATION SERVICES – (12.45%)
Media & Entertainment – (12.45%)
Alphabet Inc., Class A *	199,017	$238,613,422
Alphabet Inc., Class C *	402,837	478,763,718
ASAC II L.P. *(a)(b)	4,156,451	4,240,827
Facebook, Inc., Class A *	2,137,667	413,424,798
Fang Holdings Ltd., Class A, ADR (China)*	3,562,549	5,415,075
GCI Liberty, Inc., Class A *	267,875	15,970,708
Liberty Latin America Ltd., Class C *	628,541	13,098,794
Liberty TripAdvisor Holdings, Inc., Series A *	256,166	3,775,887
MultiChoice Group Ltd. (South Africa)*	747,530	6,712,354
	Total Communication Services	1,180,015,583
CONSUMER DISCRETIONARY – (17.44%)
Automobiles & Components – (1.00%)
Adient plc *	4,112,633	95,001,822
Consumer Durables & Apparel – (0.58%)
Hunter Douglas N.V. (Netherlands)	775,109	54,769,850
Consumer Services – (3.95%)
New Oriental Education & Technology Group, Inc., ADR (China)*	3,924,490	374,631,815
Retailing – (11.91%)
Alibaba Group Holding Ltd., ADR (China)*	1,679,440	311,653,681
Amazon.com, Inc. *	275,066	529,920,150
Booking Holdings Inc. *	36,244	67,232,257
Liberty Expedia Holdings, Inc., Series A *	178,683	8,294,465
Naspers Ltd. - N (South Africa)	775,590	198,172,598
Qurate Retail, Inc., Series A *	787,218	13,422,067
		1,128,695,218
	Total Consumer Discretionary	1,653,098,705
ENERGY – (5.81%)
Apache Corp.	9,951,365	327,499,422
Encana Corp. (Canada)	16,597,610	115,021,437
Magnolia Oil & Gas Corp., Class A *(c)	8,202,753	108,112,285
	Total Energy	550,633,144
FINANCIALS – (36.30%)
Banks – (16.00%)
Danske Bank A/S (Denmark)	5,314,500	94,253,072
DBS Group Holdings Ltd. (Singapore)	8,121,800	168,694,103
DNB ASA (Norway)	5,664,900	108,768,024
JPMorgan Chase & Co.	3,569,094	414,193,359
U.S. Bancorp	3,072,450	163,823,034
Wells Fargo & Co.	11,718,302	567,283,000
		1,517,014,592
Diversified Financials – (17.84%)
Capital Markets – (3.44%)
Bank of New York Mellon Corp.	6,553,557	325,449,640
Consumer Finance – (8.20%)
American Express Co.	2,193,091	257,096,058
Capital One Financial Corp.	5,604,253	520,242,806
		777,338,864

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Diversified Financial Services – (6.20%)
Berkshire Hathaway Inc., Class A *	1,808	$587,744,658
		1,690,533,162
Insurance – (2.46%)
Property & Casualty Insurance – (2.46%)
Chubb Ltd.	878,710	127,588,692
Loews Corp.	1,184,079	60,731,412
Markel Corp. *	42,176	45,192,006
		233,512,110
	Total Financials	3,441,059,864
HEALTH CARE – (1.49%)
Health Care Equipment & Services – (1.49%)
CVS Health Corp.	202,222	10,996,832
Quest Diagnostics Inc.	1,351,750	130,281,665
	Total Health Care	141,278,497
INDUSTRIALS – (12.14%)
Capital Goods – (12.14%)
Ferguson PLC (United Kingdom)	3,664,262	259,934,008
General Electric Co.	7,673,699	78,041,519
Johnson Controls International plc	6,248,479	234,317,963
Orascom Construction PLC (United Arab Emirates)	2,363,109	13,611,508
Safran S.A. (France)	512,050	74,603,593
United Technologies Corp.	3,433,150	489,601,521
	Total Industrials	1,150,110,112
INFORMATION TECHNOLOGY – (7.41%)
Semiconductors & Semiconductor Equipment – (5.63%)
Applied Materials, Inc.	6,773,490	298,507,704
Texas Instruments Inc.	1,997,720	235,391,348
		533,899,052
Software & Services – (1.78%)
Microsoft Corp.	757,528	98,933,157
Oracle Corp.	1,261,633	69,806,154
		168,739,311
	Total Information Technology	702,638,363
MATERIALS – (2.97%)
LafargeHolcim Ltd. (Switzerland)	3,460,808	178,206,286
OCI N.V. (Netherlands)*	3,565,574	103,378,023
	Total Materials	281,584,309
TOTAL COMMON STOCK – (Identified cost $5,637,188,057)		9,100,418,577

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2019 (Unaudited)

		Shares/Principal	Value
PREFERRED STOCK – (3.40%)
INDUSTRIALS – (3.40%)
Transportation – (3.40%)
	Didi Chuxing Joint Co., Series A (China)*(a)(b)	5,938,103	$276,783,294
	Didi Chuxing Joint Co., Series B (China)*(a)(b)	982,804	45,809,871
		Total Industrials	322,593,165
	TOTAL PREFERRED STOCK – (Identified cost $230,313,239)		322,593,165
SHORT-TERM INVESTMENTS – (0.53%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.75%, 05/01/19, dated 04/30/19, repurchase value of $26,390,016 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.50%-10.00%, 05/25/19-12/20/68, total market value $26,915,760)	$26,388,000	26,388,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 2.72%, 05/01/19, dated 04/30/19, repurchase value of $3,109,235 (collateralized by: U.S. Government agency obligation in a pooled cash account, 2.75%, 11/15/23, total market value $3,171,180)	3,109,000	3,109,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.75%, 05/01/19, dated 04/30/19, repurchase value of $21,111,613 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.247%-4.50%, 11/01/25-05/01/49, total market value $21,532,200)	21,110,000	21,110,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $50,607,000)		50,607,000
	Total Investments – (99.94%) – (Identified cost $5,918,108,296)		9,473,618,742
	Other Assets Less Liabilities – (0.06%)		5,420,895
	Net Assets – (100.00%)		$9,479,039,637

ADR: American Depositary Receipt

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $326,833,992 or 3.45% of the Fund's net assets as of April 30, 2019.

(b)	The value of this security was determined using significant unobservable inputs.

(c)
Affiliated Company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2019. The aggregate fair value of the securities of affiliated companies held by the Fund as of April 30, 2019, amounted to $108,112,285. Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares July 31, 2018	Gross Additions (1)	Gross Reductions (1)	Shares April 30, 2019	Dividend Income
Magnolia Oil & Gas Corp., Class A	–	8,202,753	–	8,202,753	$–
TPG Pace Energy Holdings Corp., Class A	8,202,753	–	8,202,753	–	–

(1)	Gross additions and reductions due entirely from corporate action; TPG Pace Energy Holdings Corp., Class A merged into Magnolia Oil & Gas Corp., Class A during the period.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2019 (Unaudited)

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Fund may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2019 (Unaudited)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of April 30, 2019 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stock:
Communication Services	$1,175,774,756	$–	$4,240,827	$1,180,015,583
Consumer Discretionary	1,653,098,705	–	–	1,653,098,705
Energy	550,633,144	–	–	550,633,144
Financials	3,441,059,864	–	–	3,441,059,864
Health Care	141,278,497	–	–	141,278,497
Industrials	1,150,110,112	–	–	1,150,110,112
Information Technology	702,638,363	–	–	702,638,363
Materials	281,584,309	–	–	281,584,309
Preferred Stock:
Industrials	–	–	322,593,165	322,593,165
Short-term securities	–	50,607,000	–	50,607,000
Total Investments	$9,096,177,750	$50,607,000	$326,833,992	$9,473,618,742

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the nine months ended April 30, 2019. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at April 30, 2019 was $953,041. There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance August 01, 2018	Cost of Purchases	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Proceeds from Sales	Ending Balance April 30, 2019
Investments in Securities:
Common Stock	$4,058,775	$–	$182,052	$–	$–	$4,240,827
Preferred Stock	321,822,176	–	770,989	–	–	322,593,165
Total Level 3	$325,880,951	$–	$953,041	$–	$–	$326,833,992

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable	Amount(s) or	Impact to Valuation from
	April 30, 2019	Technique	Input(s)	Range	an Increase in Input
Investments in Securities:
Common Stock	$4,240,827	Discounted Cash Flow	Annualized Yield	3.493%	Decrease

Preferred Stock	322,593,165	Market Approach	Volume-Weighted Transaction Price	$46.00-$48.39	Increase
Total Level 3	$326,833,992

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Fund’s investments. The transaction price input is attributable to a private security and includes assumptions made from private transactions. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2019 (Unaudited)

Federal Income Taxes

At April 30, 2019, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$5,951,379,331
Unrealized appreciation	3,910,224,604
Unrealized depreciation	(387,985,193)
Net unrealized appreciation	$3,522,239,411

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

Davis FUNDS

Davis Research Fund
(portfolio of Davis New York Venture Fund, Inc.)

April 30, 2019

Over 50 Years of Reliable Investing™

DAVIS RESEARCH FUND	Schedule of Investments
April 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCK – (90.89%)
COMMUNICATION SERVICES – (4.09%)
Media & Entertainment – (4.09%)
Alphabet Inc., Class C *	823	$978,119
Baidu, Inc., Class A, ADR (China)*	1,375	228,566
Electronic Arts Inc. *	2,960	280,164
Facebook, Inc., Class A *	2,720	526,048
MultiChoice Group Ltd. (South Africa)*	4,105	36,861
	Total Communication Services	2,049,758
CONSUMER DISCRETIONARY – (14.85%)
Automobiles & Components – (0.45%)
Adient plc *	9,810	226,611
Consumer Services – (3.04%)
New Oriental Education & Technology Group, Inc., ADR (China)*	13,630	1,301,120
The Stars Group Inc. (Canada)*	11,750	221,957
		1,523,077
Retailing – (11.36%)
Alibaba Group Holding Ltd., ADR (China)*	4,135	767,332
Amazon.com, Inc. *	1,464	2,820,425
Booking Holdings Inc. *	154	285,669
JD.com, Inc., Class A, ADR (China)*	25,653	776,516
Naspers Ltd. - N (South Africa)	4,105	1,048,877
		5,698,819
	Total Consumer Discretionary	7,448,507
CONSUMER STAPLES – (0.91%)
Food, Beverage & Tobacco – (0.91%)
Nestle S.A. (Switzerland)	4,765	458,519
	Total Consumer Staples	458,519
FINANCIALS – (23.80%)
Banks – (8.30%)
Danske Bank A/S (Denmark)	45,820	812,621
DBS Group Holdings Ltd. (Singapore)	54,600	1,134,071
DNB ASA (Norway)	29,170	560,074
U.S. Bancorp	13,205	704,091
Wells Fargo & Co.	19,660	951,740
		4,162,597
Diversified Financials – (12.69%)
Capital Markets – (5.08%)
Bank of New York Mellon Corp.	21,100	1,047,826
Julius Baer Group Ltd. (Switzerland)	31,160	1,502,114
		2,549,940
Consumer Finance – (2.95%)
American Express Co.	4,040	473,609
Capital One Financial Corp.	10,830	1,005,349
		1,478,958
Diversified Financial Services – (4.66%)
Berkshire Hathaway Inc., Class A *	4	1,300,320
Berkshire Hathaway Inc., Class B *	4,795	1,039,125
		2,339,445
		6,368,343

1

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (2.81%)
Property & Casualty Insurance – (1.86%)
Loews Corp.	18,180	$932,452
Reinsurance – (0.95%)
Swiss Re AG (Switzerland)	4,940	475,408
		1,407,860
	Total Financials	11,938,800
HEALTH CARE – (2.12%)
Health Care Equipment & Services – (2.12%)
Cigna Corp.	1,063	168,847
CVS Health Corp.	1,761	95,763
Quest Diagnostics Inc.	5,370	517,561
UnitedHealth Group Inc.	1,200	279,684
	Total Health Care	1,061,855
INDUSTRIALS – (8.01%)
Capital Goods – (6.96%)
Eaton Corp. PLC	10,105	836,896
Ferguson PLC (United Kingdom)	6,194	439,388
General Electric Co.	15,600	158,652
Johnson Controls International plc	13,136	492,600
Safran S.A. (France)	1,550	225,829
Schneider Electric SE (France)	9,015	762,993
United Technologies Corp.	4,030	574,718
		3,491,076
Commercial & Professional Services – (–%)^
Novus Holdings Ltd. (South Africa)	1,231	343
Transportation – (1.05%)
FedEx Corp.	2,790	528,593
	Total Industrials	4,020,012
INFORMATION TECHNOLOGY – (30.16%)
Semiconductors & Semiconductor Equipment – (16.23%)
Applied Materials, Inc.	42,070	1,854,025
Intel Corp.	55,301	2,822,563
Lam Research Corp.	3,485	722,893
Texas Instruments Inc.	17,500	2,062,025
Xilinx, Inc.	5,685	682,996
		8,144,502
Software & Services – (13.10%)
DXC Technology Co.	11,319	744,111
Microsoft Corp.	17,090	2,231,954
Oracle Corp.	34,120	1,887,860
SAP SE, ADR (Germany)	13,240	1,706,106
		6,570,031
Technology Hardware & Equipment – (0.83%)
HP Inc.	20,830	415,559
	Total Information Technology	15,130,092

2

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2019 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
MATERIALS – (6.95%)
	Akzo Nobel N.V. (Netherlands)	5,017	$425,969
	Axalta Coating Systems Ltd. *	20,310	547,964
	Dow Inc.	4,000	226,920
	DowDuPont Inc.	12,000	461,400
	LafargeHolcim Ltd. (Switzerland)	22,973	1,182,941
	PPG Industries, Inc.	5,470	642,725
		Total Materials	3,487,919
	TOTAL COMMON STOCK – (Identified cost $30,763,913)		45,595,462
SHORT-TERM INVESTMENTS – (9.10%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.75%, 05/01/19, dated 04/30/19, repurchase value of $2,380,182 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.50%-10.00%, 05/25/19-12/20/68, total market value $2,427,600)	$2,380,000	2,380,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 2.72%, 05/01/19, dated 04/30/19, repurchase value of $280,021 (collateralized by: U.S. Government agency obligation in a pooled cash account, 2.75%, 11/15/23, total market value $285,600)	280,000	280,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.75%, 05/01/19, dated 04/30/19, repurchase value of $1,904,145 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%-4.50%, 11/01/27-04/01/49, total market value $1,942,080)	1,904,000	1,904,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $4,564,000)		4,564,000
	Total Investments – (99.99%) – (Identified cost $35,327,913)		50,159,462
	Other Assets Less Liabilities – (0.01%)		4,907
	Net Assets – (100.00%)		$50,164,369

ADR: American Depositary Receipt

*	Non-income producing security.

^	Less than 0.005%.

3

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2019 (Unaudited)

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

4

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2019 (Unaudited)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of April 30, 2019 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stock:
Communication Services	$2,049,758	$–	$–	$2,049,758
Consumer Discretionary	7,448,507	–	–	7,448,507
Consumer Staples	458,519	–	–	458,519
Financials	11,938,800	–	–	11,938,800
Health Care	1,061,855	–	–	1,061,855
Industrials	4,020,012	–	–	4,020,012
Information Technology	15,130,092	–	–	15,130,092
Materials	3,487,919	–	–	3,487,919
Short-term securities	–	4,564,000	–	4,564,000
Total Investments	$45,595,462	$4,564,000	$–	$50,159,462

Federal Income Taxes

At April 30, 2019, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$35,380,079
Unrealized appreciation	15,834,112
Unrealized depreciation	(1,054,729)
Net unrealized appreciation	$14,779,383

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

5